Summary of significant accounting policies (Details 2)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Araucaria Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Araucária Ltda.
Cajueiro Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Cajueiro Ltda.
Ceibo Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Ceibo Ltda.
Cremaq Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Cremaq Ltda.
Engenho De Maracaju Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Engenho de Maracajú Ltda.
Flamboyant Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Flamboyant Ltda.
Jaborandi Agricola Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Jaborandi Agrícola Ltda.
Jaborandi Propriedades Agricolas S.A. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Jaborandi Propriedades Agrícolas S.A.
Mogno Ltda. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%	99.99%
Description of equity interest		Mogno Ltda.
Palmeiras S.A. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%
Description of equity interest		Palmeiras S.A.
Agropecuaria Morot S.A. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group		99.99%	99.99%
Description of equity interest		Agropecuaria Morotí S.A.
Amauta Agro S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Principal activity		Brokerage
% of ownership interest held by the Group	[1]	98.57%	98.57%	98.57%
Description of equity interest		Amauta Agro S.A.
FYO Acopio S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Principal activity		Warehousing and brokerage
% of ownership interest held by the Group	[1]	98.57%	98.57%	98.57%
Description of equity interest		FyO Acopio S.A.
FYO Chile Spa. [Member]
Disclosure of associates [line items]
Country		Chile
Principal activity		Brokerage
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		FyO Chile SPA
Agropecuaria Acres Del Sud S.A. [Member]
Disclosure of associates [line items]
Country		Bolivia
Principal activity		Agricultural
% of ownership interest held by the Group	[2]	100.00%	100.00%	100.00%
Description of equity interest		Agropecuaria Acres del Sud S.A.
Ombu Agropecuaria S.A. [Member]
Disclosure of associates [line items]
Country		Bolivia
Principal activity		Agricultural
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Ombú Agropecuaria S.A.
Yatay Agropecuaria S.A. [Member]
Disclosure of associates [line items]
Country		Bolivia
Principal activity		Agricultural
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Yatay Agropecuaria S.A.
Yuchan Agropecuaria S.A. [Member]
Disclosure of associates [line items]
Country		Bolivia
Principal activity		Agricultural
% of ownership interest held by the Group	[2]	100.00%	100.00%	100.00%
Description of equity interest		Yuchán Agropecuaria S.A.
Sedelor S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Principal activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Sedelor S.A.
Codalis S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Principal activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Codalis S.A.
Alafox S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Principal activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Alafox S.A.
Agropecuaria Santa Cruz S.A. [Member]
Disclosure of associates [line items]
Country		Brazil
Principal activity		Agricultural
% of ownership interest held by the Group	[3]	33.55%	43.29%	43.29%
Description of equity interest		Brasilagro-CompanhIa Brasileira de Propriedades Agrícolas
Sociedad Anonima Carnes Pampeanas S.A [Member]
Disclosure of associates [line items]
Country		Argentina
Principal activity		Agro-industrial
% of ownership interest held by the Group	[2]	100.00%	100.00%	100.00%
Description of equity interest		Sociedad Anónima Carnes Pampeanas S.A.
Futuros Y Opciones.com S.A. [Member]
Disclosure of associates [line items]
Country		Argentina
Principal activity		Brokerage
% of ownership interest held by the Group		50.10%	50.10%	59.59%
Description of equity interest		Futuros y Opciones.Com S.A.
Helmir S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Principal activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Helmir S.A.
IRSA Inversiones y Representaciones Sociedad Anónima [Member]
Disclosure of associates [line items]
Country		Argentina
Principal activity		Real State
% of ownership interest held by the Group	[2]	61.95%	62.35%	63.74%
Description of equity interest		IRSA Inversiones y Representaciones Sociedad Anónima
Agropecuaria Morotí S.A. [Member]
Disclosure of associates [line items]
Country		Uruguay
Principal activity		Investment
% of ownership interest held by the Group		100.00%	100.00%	100.00%
Description of equity interest		Agropecuaria Santa Cruz S.A.

[1]	Includes interest directly held through Cresud.
[2]	Includes interest indirectly held through Helmir.
[3]	The Group exercises "de facto control" over Brasilagro as a result of (i) the percentage and concentration of voting rights of the Group, as well as the potential voting rights of the warrants held by the Group, and the absence of other shareholders with significant voting rights, (ii) the absence of a voting agreement among the other shareholders to vote together as a group, (iii) the record of attendance to Shareholders' Meetings and the record of votes casted by the other shareholders; and (iv) the effective control exercised by the Group to direct Brasilagro's relevant activities through its seat in the Board of Directors. See Note 7 for further information regarding to Brasilagro.